Net Defined Benefit Liabilities (Assets) - Summary of Amount Recognized in the Statements of Financial Position (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [abstract]
Present value of defined benefit obligations	₩ 2,232,898	₩ 2,365,793
Fair value of plan assets	(2,153,792)	(2,462,925)
Liabilities	128,457	63,616
Assets	₩ 49,351	₩ 160,748